Leases (Schedule of Right-of-use Assets) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	€ 17,209		€ 15,401
Depreciation for the year	774		320	€ 321
Balance at December 31	23,367	$ 26,447	17,209	15,401
Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	355		0
Balance at December 31	170		355	0
Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	2,874		1,160
Balance at December 31	2,755		2,874	1,160
Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	12,517		12,656
Balance at December 31	7,587		12,517	12,656
Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,463		1,585
Balance at December 31	1,503		1,463	1,585
Pumped Storage [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0		0
Balance at December 31	11,352		0	€ 0
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	17,737
lease agreements entered into during the period	10,629
Other	(4,496)
Effect of changes in exchange rates	1,056
Balance at December 31	24,926		17,737
Cost [member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	355
lease agreements entered into during the period	0
Other	0
Effect of changes in exchange rates	0
Balance at December 31	355		355
Cost [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	3,024
lease agreements entered into during the period	0
Other	0
Effect of changes in exchange rates	0
Balance at December 31	3,024		3,024
Cost [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	12,686
lease agreements entered into during the period	0
Other	(4,526)
Effect of changes in exchange rates	0
Balance at December 31	8,160		12,686
Cost [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,672
lease agreements entered into during the period	0
Other	(18)
Effect of changes in exchange rates	168
Balance at December 31	1,822		1,672
Cost [member] | Pumped Storage [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0
lease agreements entered into during the period	10,629
Other	(48)
Effect of changes in exchange rates	888
Balance at December 31	11,565		0
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(528)
Depreciation for the year	1,031
Balance at December 31	(1,559)		(528)
Depreciation [Member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0
Depreciation for the year	185
Balance at December 31	(185)		0
Depreciation [Member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(150)
Depreciation for the year	119
Balance at December 31	(269)		(150)
Depreciation [Member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(169)
Depreciation for the year	404
Balance at December 31	(573)		(169)
Depreciation [Member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(209)
Depreciation for the year	110
Balance at December 31	(319)		(209)
Depreciation [Member] | Pumped Storage [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0
Depreciation for the year	213
Balance at December 31	€ (213)		€ 0